SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal St., Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.

TICKER: BRTNX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Bretton Fund ("Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://brettonfund.com/investing. You can also request this information by contacting us at 800.231.2901.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Bretton Fund	$149	1.35%
Management's Discussion of Fund Performance

Alphabet had the largest impact on the fund, adding 2.7% to performance, as its advertising revenue accelerated and investors became more optimistic about its artificial intelligence capabilities. Progressive added 2.6% as it continues to benefit from higher premiums and interest rates. American Express added 2.5% on strong revenue and earnings growth.

The main detractor was Dream Finders, taking 1.5% off the fund, as investors grew concerned that higher mortgage rates would dampen the demand for new homes. Union Pacific was a minor detractor with a negative 0.2% impact on weak revenue growth.

How did the Fund perform over the past 10 years?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Bretton Fund	20.27%	13.43%	11.78%
S&P 500 Index	25.02%	14.53%	13.10%
Fund Statistics
Net Assets ($)	$104,339,199
Number of Portfolio Holdings	20
Portfolio Turnover Rate (%)	1%
Total Advisory Fees Paid ($)	$1,311,325

1

What did the Fund invest in?
Sectors (% of net assets)

Top Ten Holdings (% of net assets)

Alphabet Inc. - Class C	10.40%
The Progressive Corporation	7.67%
American Express Company	6.57%
AutoZone, Inc.	6.14%
JPMorgan Chase & Co.	5.51%
The TJX Companies, Inc.	5.44%
NVR, Inc.	5.41%
Visa Inc. - Class A	5.39%
Bank of America Corporation	5.31%
Microsoft Corporation	5.17%
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://brettonfund.com/investing.

2

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that John W. Czechowicz is an audit committee financial expert. Mr. Czechowicz is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/24	FYE 12/31/23
Audit Fees	$13,750	$13,750
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,500
All Other Fees	$750	$750

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
All Other Fees: Semi-Annual Report Review

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 12/31/24	FYE 12/31/23
Registrant	$4,250	$4,250
Registrant's Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments

Bretton Fund
			Schedule of Investments
		December 31, 2024

Shares		Cost	Fair Value	% of Net Assets

COMMON STOCKS

Cement, Hydraulic
14,000	Eagle Materials Inc.	$ 3,206,868	$ 3,454,640	3.31%

Finance Services
23,100	American Express Company	1,887,694	6,855,849	6.57%

Fire, Marine & Casualty Insurance
7,500	Berkshire Hathaway Inc. - Class B *	1,116,560	3,399,600
33,400	The Progressive Corporation	2,377,130	8,002,974
		3,493,690	11,402,574	10.93%

Hospital & Medical Service Plans
9,800	UnitedHealth Group Incorporated	3,345,983	4,957,428	4.75%

Laboratory Analytical Instruments
11,000	Revvity, Inc.	1,385,326	1,227,710	1.18%

National Commercial Banks
126,000	Bank of America Corporation	2,683,732	5,537,700
24,000	JPMorgan Chase & Co.	1,799,506	5,753,040
		4,483,238	11,290,740	10.82%

Operative Builders
124,500	Dream Finders Homes, Inc. - Class A *	2,942,713	2,897,115
690	NVR, Inc. *	2,103,937	5,643,441
		5,046,650	8,540,556	8.19%

Railroad, Line-Haul Operating
15,350	Union Pacific Corporation	1,243,057	3,500,414	3.35%

Retail - Auto & Home Supply Stores
2,000	AutoZone, Inc. *	1,416,158	6,404,000	6.14%

Retail - Family Clothing Stores
34,700	Ross Stores Inc.	1,801,642	5,249,069
47,000	The TJX Companies, Inc.	2,014,486	5,678,070
		3,816,128	10,927,139	10.47%

Services - Business Services, NEC
9,380	MasterCard Incorporated - Class A	849,356	4,939,227
17,800	Visa Inc. - Class A	2,417,400	5,625,512
		3,266,756	10,564,739	10.13%

Services - Computer Processing & Data Preparation
57,000	Alphabet Inc. - Class C	2,082,582	10,855,080	10.40%

Services - Consumer Credit Reporting, Collection Agencies
8,300	Moody's Corporation	2,461,261	3,928,971
9,300	S&P Global Inc.	2,655,628	4,631,679
		5,116,889	8,560,650	8.20%

Services - Prepackaged Software
12,800	Microsoft Corporation	2,010,817	5,395,200	5.17%

Total for Common Stocks		$ 41,801,836	$ 103,936,719	99.61%

Total Investments		$ 41,801,836	$ 103,936,719

Other Assets in Excess of Liabilities			$ 402,480	0.39%

Net Assets			$ 104,339,199	100.00%

* Non-Income Producing Securities.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Bretton Fund

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments at Fair Value	$ 103,936,719
(Cost $41,801,836)
Cash Equivalents	518,368
Dividends and Interest Receivable	5,060
Receivable for Shareholder Purchases	1,622
Total Assets	104,461,769
Liabilities:
Payable to Adviser (Note 4)	122,570
Total Liabilities	122,570
Net Assets	$ 104,339,199

Net Assets Consist of:
Paid In Capital	$ 42,204,316
Total Distributable Earnings (Accumulated Deficit)	62,134,883
Net Assets, for 1,423,124 Shares Outstanding	$ 104,339,199
(Unlimited shares authorized)
Net Asset Value, Offering Price and Redemption Price Per Share
($104,339,199/1,423,124 shares)	$ 73.32

Statement of Operations
For the fiscal year ended December 31, 2024

Investment Income:
Dividends (Net of foreign withholding taxes and fees of $0)	$ 864,099
Interest	27,199
Total Investment Income	891,298
Expenses:
Management Fees (Note 4)	1,311,325
Total Expenses	1,311,325

Net Investment Income (Loss)	(420,027)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	1,124,622
Net Change in Unrealized Appreciation (Depreciation) on Investments	16,646,244
Net Realized and Unrealized Gain (Loss) on Investments	17,770,866

Net Increase (Decrease) in Net Assets from Operations	$ 17,350,839

The accompanying notes are an integral part of these financial statements.

Bretton Fund

Statements of Changes in Net Assets
	1/1/2024	1/1/2023
	to	to
	12/31/2024	12/31/2023
From Operations:
Net Investment Income (Loss)	$ (420,027)	$ (295,660)
Net Realized Gain (Loss) on Investments	1,124,622	-
Net Change in Unrealized Appreciation (Depreciation)
on Investments	16,646,244	18,744,296
Increase (Decrease) in Net Assets from Operations	17,350,839	18,448,636

From Distributions to Shareholders:	(1,124,622)	-

From Capital Share Transactions:
Proceeds From Sale of Shares	5,546,767	2,516,090
Shares Issued on Reinvestment of Distributions	1,124,227	-
Cost of Shares Redeemed	(1,924,850)	(243,134)
Net Increase (Decrease) from Shareholder Activity	4,746,144	2,272,956

Net Increase (Decrease) in Net Assets	20,972,361	20,721,592

Net Assets at Beginning of Year	83,366,838	62,645,246
Net Assets at End of Year	$ 104,339,199	$ 83,366,838

Share Transactions:
Issued	81,920	46,957
Reinvested	15,434	-
Redeemed	(26,966)	(4,551)
Net Increase (Decrease) in Shares	70,388	42,406
Shares Outstanding Beginning of Year	1,352,736	1,310,330
Shares Outstanding End of Year	1,423,124	1,352,736

The accompanying notes are an integral part of these financial statements.

Bretton Fund

Financial Highlights
Selected data for a share outstanding
throughout each year:	1/1/2024	1/1/2023	1/1/2022	1/1/2021	1/1/2020
	to	to	to	to	to
	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Net Asset Value -
Beginning of Year	$ 61.63	$ 47.81	$ 55.77	$ 43.93	$ 40.63
Net Investment Income (Loss) (a)	(0.30)	(0.22)	(0.20)	(0.12)	(0.11)
Net Gain (Loss) on Investments
(Realized and Unrealized)	12.79	14.04	(6.81)	12.31	3.54
Total from Investment Operations	12.49	13.82	(7.01)	12.19	3.43

Distributions (From Realized Capital Gains)	(0.80)	-	(0.95)	(0.35)	(0.13)
Total Distributions	(0.80)	-	(0.95)	(0.35)	(0.13)

Net Asset Value -
End of Year	$ 73.32	$ 61.63	$ 47.81	$ 55.77	$ 43.93
Total Return (b)	20.27%	28.91%	(12.56)%	27.76%	8.44%
Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 104,339	$ 83,367	$ 62,645	$ 67,455	$ 49,085
Ratio of Expenses to Average Net Assets	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income (Loss) to
Average Net Assets	-0.43%	-0.42%	-0.41%	-0.24%	-0.29%
Portfolio Turnover Rate	1.42%	0.00%	3.26%	1.38%	14.51%

(a) Per share amounts were calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
Bretton Fund
December 31, 2024

1.) ORGANIZATION
Bretton Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on September 21, 2010. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of December 31, 2024, there were ten series authorized by the Trust. The Fund commenced operations on September 30, 2010. The Fund’s investment objective is to seek long-term capital appreciation. The investment adviser to the Fund is Bretton Capital Management, LLC (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund is the information utilized for its day-to-day management. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.

The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:
All investments in securities are valued as described in Note 3. The Trust’s Board of Trustees (the “Board”) has designated the Adviser as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

SHARE VALUATION:
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2024, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

CASH:
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This may result in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2024, the Fund held $518,368 in cash equivalents through a deposit account at Huntington National Bank, a portion of which, exceeded the FDIC insurance limit of $250,000. The account will bear interest at a variable rate that is determined based on conditions and which may change daily. As of December 31, 2024, the stated interest rate of the account was 4.33%.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sales of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) SECURITIES VALUATIONS
As described below, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VALUATION OF FUND ASSETS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2024:

Valuation Input of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$103,936,719	$ -	$ -	$103,936,719
Total Investments in Securities	$103,936,719	$ -	$ -	$103,936,719

The Fund did not hold any Level 3 assets during the fiscal year ended December 31, 2024.

The Fund did not invest in derivative instruments during the fiscal year ended December 31, 2024.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees, and, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, and executive personnel necessary for managing the Fund. The Adviser pays the expenses of the Fund except for the management fee, all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. For its services, effective January 1, 2020, the Adviser receives a management fee equal to 1.35% of the average daily net assets of the Fund.

For the fiscal year ended December 31, 2024, the Adviser earned management fees totaling $1,311,325, of which $122,570 was due to the Adviser at Decemer 31, 2024.

5.) RELATED PARTY TRANSACTIONS
Certain officers and a Trustee of the Trust are also officers of Premier Fund Solutions, Inc. (the “Administrator”). These individuals receive benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

Total Trustees’ fees plus travel and related expenses related to the Bretton Fund for the fiscal year ended December 31, 2024 were $6,000. The Trustees who are not interested persons of the Fund were each paid $1,625, except Mr. Allen Brown who retired effective September 6, 2024 and was paid $1,125. Under the Management Agreement, the Adviser pays these fees.

The Chief Compliance Officer ("CCO") of the Fund was paid $6,108, in CCO fees for the fiscal year ended December 31, 2024, by the Adviser.

6.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended December 31, 2024, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,308,421 and $1,366,113, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, Thao Dodson, held, in aggregate,  43.35% of the Fund and therefore, may be deemed to control the Fund.

8.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at December 31, 2024, was $41,801,836.

At December 31, 2024, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation		Net Appreciation/(Depreciation)
$62,565,944	($431,061)		$62,134,883

The tax character of distributions was as follows:

2024			2023
Ordinary Income	$ -		$ -
Long-Term Capital Gain	1,124,622		-
	$ 1,124,622		$ -

As of December 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Unrealized Appreciation (Depreciation)		$62,134,883
Total Distributable Earnings		$62,134,883

As of December 31, 2024, there were no differences between book basis and tax basis unrealized appreciation.

As of December 31, 2024, total distributable earnings was increased by $420,027 and paid in capital was decreased by $420,027. The adjustment was primarily related to the reclassification of net operating loss.

9.) SECTOR CONCENTRATION RISK
If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of December 31, 2024, the Fund had 36.52% and 25.70%, respectively, of the value of its net assets invested in stocks within the Financials and Information Technology sectors.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no items requiring adjustment to or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Bretton Fund and
Board of Trustees of PFS Funds

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bretton Fund (the “Fund”), a series of PFS Funds, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund's auditor since 2010.

/s/ Cohen & Company, Ltd.
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 12, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/ James Craft
James Craft
President

Date: 2/18/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Craft
James Craft
President (Principal Executive Officer)

Date: 2/18/2025

By: /s/ Jeffrey R. Provence
Jeffrey R. Provence
Chief Financial Officer (Principal Financial Officer)

Date: 2/18/2025